CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of convertible debentures [Abstract]
Schedule of Maturity of Convertible Debentures

After initial recognition the liability component is carried on an amortized cost basis and will be accreted to its face value over the term to maturity of the convertible debentures at the effective rates noted below.

	June 2018	November 2018	Total
	$	$	$
Principal amount	1,000,000	500,000	1,500,000

Equity portion	35,738	17,845	53,583
Transaction costs	(2,933)	(1,464)	(4,397)
Deferred income tax liability	(31,022)	(15,491)	(46,513)
Allocation to contributed surplus	1,783	890	2,673

Liability portion	964,262	482,155	1,446,417
Transaction costs	(79,125)	(39,564)	(118,689)
Accretion expense	60,267	4,629	64,896
Converted	(5,000)	-	(5,000)
Carrying value	940,404	447,220	1,387,624

Effective interest rate	25%	25%